Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of comprehensive income [abstract]
Net income (loss) from continuing operations	$ 415.0	$ (317.6)
Items that may be reclassified to net income (loss)
Foreign currency exchange differences on translation of foreign operations	381.9	(4.7)
Net (loss) gain on hedges of net investment in foreign operations	(125.2)	8.0
Reclassification to income of gains on foreign currency exchange differences	(10.1)	(1.6)
Net loss on cash flow hedges	(41.4)	(11.9)
Reclassification to income of losses on cash flow hedges	20.6	5.0
Income taxes	5.9	(1.0)
Items that may be reclassified to net income (loss)	231.7	(6.2)
Items that will never be reclassified to net income (loss)
Remeasurement of defined benefit pension plan obligations	(54.3)	16.0
Income taxes	14.4	(4.2)
Items that will never be reclassified to net income (loss)	(39.9)	11.8
Other comprehensive income from continuing operations	191.8	5.6
Net income from discontinued operations	0.0	21.3
Other comprehensive loss from discontinued operations	0.0	(7.0)
Total comprehensive income (loss)	606.8	(297.7)
Attributable to:
Equity holders of the Company	593.2	(305.4)
Non-controlling interests	$ 13.6	$ 7.7